Income Tax Expense - Reconciliation of Applicable Tax Rate to Effective Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before tax from continuing operations	$ 1,664	$ 2,181	[1]	$ 1,968	[1]
Tax charge expressed as a percentage of profit before tax (effective tax rate):
- current tax expense only	35.70%	18.60%		17.30%
- total income tax expense (current and deferred)	30.00%	24.50%		23.70%
Irish corporation tax rate	12.50%	12.50%		12.50%
Higher tax rates on overseas earnings	10.60%	12.80%		11.80%
- arising from 2020 impairment	8.40%
- other items (primarily comprising items not chargeable to tax/expenses not deductible for tax)	(1.50%)	(0.80%)		(0.60%)
Total effective tax rate	30.00%	24.50%		23.70%

[1]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.